NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
NET INCOME PER SHARE [Abstract]
Net Income Per Share

	For the years ended December 31,
	2013	2014	2015

Net income attributable to China Digital TV Holding Co., Ltd (numerator), basic and diluted	$24,408	$20,890	$1,528

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share	59,111,594	59,369,708	59,968,346

Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	64,863	2,347,071	2,165,323

Total weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	59,176,457	61,716,779	62,133,669

Net income per share-basic	$0.41	$0.35	$0.03

Net income per share-diluted	$0.41	$0.34	$0.02